Balances and Transactions with Related Parties and Affiliated Companies - Balances (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Balances
Account receivable with related party transaction	$ 1,219	$ 491
Other receivables	68	76
Other payables	1,432	1,225
BBVA Bancomer, S.A de C.V. | Bank loans and notes payables
Balances
Account payables with related party transactions	0	1,566
BBVA Bancomer, S.A de C.V. | Cash and cash equivalent
Balances
Assets balance with related party transaction	0	3,576
Grupo Financiero Scotiabank Inverlat SA
Balances
Assets balance with related party transaction	7,508	2,209
Account payables with related party transactions	25	30
The Coca-Cola company | Bank loans and notes payables and accounts payable
Balances
Account payables with related party transactions	$ 835	$ 784